Derivatives and Hedging - Additional Information (Detail)	Oct. 31, 2017 USD ($) CrossCurrencySwap	May 31, 2019 USD ($) ForwardContract	May 31, 2018 USD ($) ForwardContract	Oct. 31, 2017 EUR (€) CrossCurrencySwap
Derivatives Not Designated as Hedges
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Number of foreign currency forward contracts held | ForwardContract		1	4
Forward Contracts Held to Sell International Currencies
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Notional amount		$ 0	$ 8,700,000
Forward Contracts Held to Purchase Foreign Currencies | Derivatives Not Designated as Hedges
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Notional amount		$ 38,700,000	$ 147,400,000
Net Investment Hedge
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Number of cross currency swaps executed | CrossCurrencySwap	2			2
Notional amount	$ 100,000,000			€ 85,250,000
Derivative instruments maturity date	2022-11